DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2015
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

13.  DERIVATIVE FINANCIAL INSTRUMENTS

Interest Rate Swaps

The Company’s exposure to interest rate risk is related to underlying long-term bank borrowings. In order to minimize the variability caused by interest rate risk, the Company enters into interest rate swaps to manage fluctuations in cash flows. The interest rate swaps entered into are receive-variable, pay-fixed interest rate swaps. Under the interest rate swaps, the Company receives variable interest rate payments on long-term bank borrowings in the amount of ¥10,000 thousand as of March 31, 2013, and makes fixed interest rate payments, thereby effectively creating fixed interest rate long-term bank borrowings. The swaps expired during the year ended March 31, 2014.

The Company does not designate the interest rate swap contracts as hedging instruments for the purpose of applying hedge accounting. Accordingly, all interest rate swap contracts are measured at fair value as either assets or liabilities and changes in their fair value are immediately recognized in earnings.

Changes in the fair value of interest rate swaps resulted in the recognition of gains of ¥792 thousand and ¥23 thousand for the years ended March 31, 2013 and 2014, respectively and are included in “Other—net” in the consolidated statements of income. During the years ended March 31, 2013 and 2014, interest paid on the interest rate swap contracts was ¥927 thousand and ¥22 thousand, respectively, and is included in “Interest expense” in the consolidated statements of operations.